Equity Method Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Equity method investments pledged as collateral	$ 0	$ 0
Ganzin Technology Corp.
Statement [line items]
Unrecognized losses related to interest	260	$ 691	$ 302
Cumulative unrecognized losses related to interest	$ 1,277